Schedule of anti-dilutive weighted average shares (Details) - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Basic And Diluted Incomeloss Per Share
Convertible loan notes – assuming all loan notes are converted to equity (including all warrants are fully exercised)	33,768
TC BioPharm Limited Enterprise Management Incentive Plan 2014		106,585
2021 Share Option Scheme	52,305
Warrants issued at the time of the IPO	318,443
Options to subscribe for ordinary shares at a future date based on certain clinical and commercial milestones		15,891
Dilutive effect securities	404,516	122,476